FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non current financial assets at fair value through profit and loss	$ 35	$ 27
Current financial assets at fair value through profit and loss	559	586
Shares [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at fair value through profit and loss	35	27
Current financial assets at fair value through profit and loss	88	160
Government Securities [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	389	279
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	79	116
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	$ 3	$ 31